Domini Impact International Equity Fund
DOMINI IMPACT INTERNATIONAL EQUITY FUNDSM
Investment objective:
The Fund seeks to provide its shareholders with long-term total return.
Fees and expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you invest in Class Y shares of the Fund through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission in an amount determined and separately disclosed to you by that investment professional or financial intermediary.
Shareholder fees (paid directly from your investment)
Shareholder Fees	Domini Impact International Equity Fund Class Y USD ($)
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	$ 15	[1],[2]
[1]	/year
[2]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e-delivery of Fund statements, prospectuses, and reports.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Domini Impact International Equity Fund Class Y
Management fees	0.90%
Distribution (12b-1) fees	none
Other expenses	0.23%
Total annual Fund operating expenses	1.13%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Share classes (whether or not shares are redeemed)
Expense Example	1 Year	3 Years	5 Years	10 Years
Domini Impact International Equity Fund | Class Y | USD ($)	115	359	622	1,375

Share classes (whether or not shares are redeemed)
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Domini Impact International Equity Fund | Class Y | USD ($)	115	359	622	1,375

Portfolio turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance but are already reflected in its total returns. During the most recent fiscal year, the Fund's turnover rate was 73% of the average value of its portfolio.
Principal investment strategies:
Under normal circumstances, the Fund primarily invests in the equity securities of mid- and large-capitalization companies located in Europe, the Asia-Pacific region, and throughout the rest of the world. Under normal circumstances, the Fund’s investments will be tied economically to at least 10 different countries other than the U.S and at least 40% of the Fund’s assets will be invested in companies tied economically to countries outside the U.S. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) will be invested in equity securities and related investments with similar economic characteristics including derivative instruments such as futures and options. For purposes of the Fund’s investment policies, equity securities include common stocks, depositary receipts, warrants, rights, preferred shares, equity interests in real estate investment trusts (REITs), and funds that invest primarily in equity securities. The Fund will primarily invest in companies tied economically to developed market countries throughout the world but may invest up to 10% of its assets in securities of issuers tied economically to emerging-market countries. In the course of pursuing their financial objectives, impact investors seek to use their investments to create a more fair and sustainable world. Domini believes that by factoring social and environmental sustainability standards into their investment decisions, investors can encourage greater corporate accountability. Domini evaluates the Fund’s potential investments against its social and environmental standards based on the businesses in which an issuer engages, as well as on the quality of the issuer’s relations with key stakeholders, including communities, customers, ecosystems, employees, investors, and suppliers. Domini’s interpretation and application of its social and environmental standards are subjective and may evolve over time. The Fund’s subadviser uses a proprietary quantitative model to select investments from among those which Domini has notified the subadviser are eligible for investment, seeking to build the most attractive portfolio by purchasing the most attractive stocks (as determined by the subadviser’s model) and selling the least attractive stocks (as determined by the subadviser’s model). The Fund also will sell securities that no longer meet Domini’s social and environmental standards.
Principal risks:
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. There is no guarantee that the Fund’s investment objective will be achieved. The following is a summary description of certain risks of investing in the Fund.
  Country Risk. The Fund expects to diversify its investments among issuers with significant exposure to various countries throughout the world but it may hold a large number of securities whose issuers have exposure to a single country, including but not limited to Japan. Significant exposure to a single country would increase the risk that economic, political, and social conditions in that country will have a significant impact on Fund performance. The Japanese economy is highly dependent upon international trade, particularly with the United States and other Asian countries. In addition, the Japanese economy has been adversely affected by certain structural issues, including an aging population, an unstable financial sector, substantial government deficits, and natural and environmental disasters.
  Currency Risk. Fluctuations between the U.S. dollar and foreign currency exchange rates could negatively affect the value of the Fund’s investments. The Fund will benefit when foreign currencies strengthen against the dollar and will be hurt when foreign currencies weaken against the dollar. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of U.S. and foreign governments or central banks, the imposition of currency controls or restrictions and speculation.
  Cybersecurity Risk. Cybersecurity failures or breaches by the Fund’s adviser, transfer agent, distributor, custodian, fund accounting agent and other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, and result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs.
  Financial Sector and Market Segment Risk. The Fund may hold a large percentage of securities in a single market sector (e.g., financials). To the extent a Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulator or technological change, economic conditions or other developments or risks affecting such market sector than a fund without the same focus. Issuers in the financial sector may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.
  Foreign Investing and Emerging Markets Risk. Investments in foreign regions may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, confiscatory taxation, terrorism and political or financial instability; regulatory differences, such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision. These risks may be heightened in connection with investments in emerging-market countries.
  Impact Investing Risk. The application of the adviser’s social and environmental standards will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.
  Information Risk. There is a risk that information used by the adviser to evaluate the social and environmental performance of issuers, industries, markets, sectors, and regions may not be readily available, complete, or accurate, which could negatively impact the adviser’s ability to apply its social and environmental standards, which may negatively impact Fund performance. This may lead the Fund to avoid investment in certain issuers, industries, markets, sectors, or regions.
  Market Risk. The value of Fund securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. If the value of the securities owned by the Fund fall, the value of your investment will decline. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. The U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
  Mid-to Large-Cap Companies Risk. The market prices of companies at different capitalization levels may go up or down due to general market conditions and cycles. The value of your investment will be affected by the Fund’s exposure to mid- and large-cap companies.
  Portfolio Turnover Risk. If the Fund does a lot of trading it may incur additional operating expenses which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.
  Redemption Risk. The Fund may experience heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
  Style Risk. The value of your investment may decrease if the subadviser’s quantitative investment approach does not respond well to current market conditions or its judgment regarding the quality, value, or market trends affecting a particular security, industry, sector, or region is incorrect. The subadviser’s quantitative model relies upon a complex software system, and failure of the system to function or the presence of software errors could have an adverse impact on the value of Fund performance.
  Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.
These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.
Investment results:
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years, compare with those of a broad measure of market performance, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE), a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. MSCI EAFE (gross) reflects no deduction for fees, expenses, or taxes. MSCI EAFE (net) is net of withholding taxes on the reinvestment of dividends, but reflects no other deduction for fees, expenses, or taxes. Because Class Y shares were not offered prior to June 15, 2018, the returns presented in the graph and table for periods prior to the inception of Class Y shares are those of the Investor shares, another class of shares of the Fund that is offered in a separate prospectus. Class Y shares would have substantially similar annual returns because Class Y shares are invested in the same portfolio of securities. The returns for Class Y shares of the Fund will differ from Investor shares because of the different expenses applicable to each class. These returns have not been adjusted to take into account the lower expenses applicable to Class Y shares. Updated information on the Fund’s investment results can be obtained by visiting www.domini.com/performance and by calling 1-800-582-6757. Effective March 31, 2017, the performance benchmark against which the Fund measures its performance changed from the MSCI EAFE (gross) to MSCI EAFE (net). While the “gross” and “net” versions of the indices include the same securities, Fund management believes that the “net” version is a more appropriate benchmark for the Fund because the Fund’s performance is impacted by foreign tax withholding and reclaims on foreign dividends.

The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Average Annual Total Return (%) Calendar years ended December 31

Highest/Lowest quarterly results during this time period were: 27.64% (quarter ended 6/30/09) and –23.40% (quarter ended 12/31/08). The fund’s year-to-date results as of the most recent calendar quarter ended 3/31/18 were –0.67%.
Average annual total returns for periods ended December 31, 2017
Average Annual Total Returns - Domini Impact International Equity Fund	1 Year	5 Years	10 Years
Investor Shares	24.60%	9.71%	2.56%
Investor Shares | Return after taxes on distributions	23.89%	8.80%	1.94%
Investor Shares | Return after taxes on distributions and sale of shares	14.54%	7.64%	2.00%
MSCI EAFE (net of withholding tax)(reflects no deduction for fees, expenses, or taxes except foreign withholding taxes on reinvested dividends)	25.03%	7.90%	1.94%
MSCI EAFE (gross of withholding tax)) (reflects no deduction for fees, expenses, or taxes)	25.62%	8.39%	2.42%

Because Class Y shares were not offered prior to June 15, 2018, after-tax returns are those of the Investor shares; after-tax returns for Class Y share class will vary. After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).